Long-Term Debt (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt [Line Items]
Borrowings under Guaranteed Investment Agreements	$ 83,174,000		$ 77,817,000
Line of Credit Facility, Interest Rate Description	The floating interest rates on the revolving notes are between DTF+4.6% and DTF+5.2%.		The interest rate on such revolving note is DTF +6.5% and DTF +7%. DTF is the primary measure of interest rates in Colombia.
Line of Credit Facility, Amount Outstanding	376,000		1,872,000	487,000
Interest Expense, Debt	1,973,000	1,669,000	7,886,000	5,513,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total			17,833,000
Revolving Credit Facility One [Member]
Long Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,300,000		2,300,000
Line of Credit Facility, Remaining Borrowing Capacity			463,000	25,000
Revolving Credit Facility Two [Member]
Long Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,300,000		2,300,000
Line of Credit Facility, Remaining Borrowing Capacity			$ 291,000	$ 112,000
Maximum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term	10 years		10 years
Debt Instrument, Interest Rate, Effective Percentage	10.20%		10.20%
Capital Leases Future Minimum Payments Present Value On Discount Rates			12.20%
Minimum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term	6 months		6 months
Debt Instrument, Interest Rate, Effective Percentage	5.60%		5.60%
Capital Leases Future Minimum Payments Present Value On Discount Rates			7.94%